Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

34      Subsequent events

The recent outbreak of a novel and highly contagious form of coronavirus (“COVID-19”), which the World Health Organization has declared to constitute a pandemic, has resulted in numerous deaths, adversely impacted global commercial activity and contributed to significant volatility in certain equity and debt markets. The global impact of the outbreak is rapidly evolving, and many countries have reacted by instituting quarantines, prohibitions on travel and the closure of offices, businesses, schools, retail stores and other public venues. Businesses are also implementing similar precautionary measures. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. Our business could be adversely impacted by the outbreak of COVID-19.

As part of our cross-border business, we facilitate orders into Africa from international sellers. The COVID-19 outbreak has disrupted, and may continue to disrupt, the operations of these international sellers some of which have been forced to temporarily halt production, close their offices or suspend their services. In addition, many of our local sellers depend on imported products. The reactions to the COVID-19 pandemic have posed challenges for our sellers to source products and raw materials.  We may incur increased operating costs as we adapt to new demands of operating during the term of the pandemic and we may experience disruptions to our operations including to implement enhanced employee safety procedures. Further, the COVID-19 pandemic has already negatively impacted consumer sentiment in many of our countries of operation, which has led to a reduction in discretionary spending. While we may benefit from a shift from offline to online trade, there can be no assurance that the effects of this shift will outweigh the negative impact caused by a change in consumer sentiment. Any fears among consumers that COVID-19 could be transmitted through goods shipped by us, reduced consumer spending on discretionary items or the economic consequences of administrative measures to limit the spreading of COVID-19 may significantly negatively affect our sales. We have also been required to temporarily shut down our fulfilment center in South Africa. Any further forced or voluntary shut downs of business operations in any of the geographies in which we have operations may negatively affect our ability to do business, operate our fulfilment centers, serve our customers and fulfill our administrative tasks.

We are monitoring the potential impact of the outbreak of COVID-19, which could negatively impact our global business and results of operations in future reporting periods. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess.